Commitments & Contingencies (Details) - Part-2 - USD ($)		3 Months Ended	12 Months Ended
	Jun. 30, 2020	Mar. 31, 2024	Dec. 31, 2023	Jul. 24, 2023	Mar. 31, 2022	Aug. 31, 2021
Commitments & Contingencies [Line Items]
Fee paid		$ 25,000	$ 25,000
Shares issued (in Shares)			74,227
Required to pay			$ 25,000
Payment of milestone fees		50,000	50,000
Regulatory clearance		$ 25,000	$ 25,000
Potential license					$ 25,000
Financial revenue	$ 10,000,000
License maintenance fees description		In addition to the annual license maintenance fees outlined above, we will pay Stanford royalties on Net Sales (as such term is defined in the February 2020 License Agreement) during the of the term of the agreement as follows: 4% when Net Sales are below or equal to $5 million annually or 6% when Net Sales are above $5 million annually.	In addition to the annual license maintenance fees outlined above, we will pay Stanford royalties on Net Sales (as such term is defined in the February 2020 License Agreement) during the of the term of the agreement as follows: 4% when Net Sales are below or equal to $5 million annually or 6% when Net Sales are above $5 million annually.
Paid for the issuances of patents		$ 25,000
2021 through 2024 [Member]
Commitments & Contingencies [Line Items]
Maintenance fee		40,000	$ 40,000
2025 [Member]
Commitments & Contingencies [Line Items]
Maintenance fee		$ 60,000	$ 60,000
Common Stock [Member]
Commitments & Contingencies [Line Items]
Shares issued (in Shares)			10			2,292
Common Stock [Member]
Commitments & Contingencies [Line Items]
Shares issued (in Shares)		10		27,344